UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10045

CALVERT IMPACT FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2012

Item 1. Schedule of Investments.

CALVERT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

EQUITY SECURITIES - 99.1%	SHARES	VALUE
Aerospace & Defense - 0.6%
Ducommun, Inc.*	29,345	$474,509
Sparton Corp.*	25,011	346,902
		821,411

Airlines - 3.0%
Skywest, Inc.	311,786	3,884,854

Biotechnology - 4.6%
Acorda Therapeutics, Inc.*	130,414	3,242,092
PDL BioPharma, Inc.	390,847	2,755,471
		5,997,563

Chemicals - 1.6%
American Pacific Corp.*	6,182	95,512
Minerals Technologies, Inc.	48,876	1,951,130
		2,046,642

Commercial Banks - 8.1%
Columbia Banking System, Inc.	90,413	1,622,009
East West Bancorp, Inc.	56,214	1,208,039
PrivateBancorp, Inc.	129,335	1,981,412
SVB Financial Group*	50,962	2,852,343
Umpqua Holdings Corp.	254,721	3,003,161
		10,666,964

Commercial Services & Supplies - 5.0%
Deluxe Corp.	107,695	3,472,087
Steelcase, Inc.	245,259	3,124,599
		6,596,686

Computers & Peripherals - 2.1%
Diebold, Inc.	92,245	2,823,619

Consumer Finance - 2.0%
Nelnet, Inc.	86,259	2,569,656

Diversified Consumer Services - 2.4%
Grand Canyon Education, Inc.*	131,886	3,095,364

Diversified Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	23,031	845,468
PCCW Ltd. (ADR)	6,253	27,513
		872,981

Electric Utilities - 2.5%
Portland General Electric Co.	119,393	3,266,592

Electrical Equipment - 2.5%
Belden, Inc.	74,047	3,331,375

Electronic Equipment & Instruments - 5.6%
Arrow Electronics, Inc.*	21,281	810,381
PC Connection, Inc.	21,370	245,755
Plexus Corp.*	75,218	1,940,624
Sanmina Corp.*	394,666	4,368,953
		7,365,713

Energy Equipment & Services - 5.4%
Exterran Holdings, Inc.*	157,428	3,450,822
Helix Energy Solutions Group, Inc.*	175,084	3,613,734
		7,064,556

Food & Staples Retailing - 2.1%
Harris Teeter Supermarkets, Inc.	72,710	2,803,698

Food Products - 2.0%
Darling International, Inc.*	161,841	2,595,930

Health Care Equipment & Supplies - 2.3%
Mindray Medical International Ltd. (ADR)	91,994	3,008,204

Health Care Providers & Services - 4.4%
Magellan Health Services, Inc.*	44,405	2,175,845
Molina Healthcare, Inc.*	131,925	3,569,891
		5,745,736

Hotels, Restaurants & Leisure - 2.4%
Texas Roadhouse, Inc.	187,057	3,142,558

Industrial Conglomerates - 0.3%
Standex International Corp.	8,239	422,578

Insurance - 6.4%
FBL Financial Group, Inc.	13,643	466,727
Platinum Underwriters Holdings Ltd.	76,629	3,524,934
ProAssurance Corp.	68,472	2,888,834
Symetra Financial Corp.	68,009	882,757
The Navigators Group, Inc.*	12,778	652,572
		8,415,824

Internet Software & Services - 0.3%
AOL, Inc.*	15,212	450,427

IT Services - 4.7%
CSG Systems International, Inc.*	60,924	1,107,598
Lender Processing Services, Inc.	104,633	2,576,064
Unisys Corp.*	145,910	2,524,243
		6,207,905

Machinery - 2.3%
Barnes Group, Inc.	117,591	2,641,094
LB Foster Co.	7,380	320,587
		2,961,681

Media - 2.7%
Madison Square Garden Co.*	73,173	3,245,222
McClatchy Co.*	74,281	242,899
		3,488,121

Metals & Mining - 2.9%
Worthington Industries, Inc.	148,073	3,848,417

Oil, Gas & Consumable Fuels - 4.1%
EPL Oil & Gas, Inc.*	83,867	1,891,201
Ship Finance International Ltd.	205,959	3,425,098
		5,316,299

Paper & Forest Products - 0.8%
PH Glatfelter Co.	58,052	1,014,749

Personal Products - 1.6%
Revlon, Inc.*	16,193	234,799
USANA Health Sciences, Inc.*	56,456	1,859,096
		2,093,895

Pharmaceuticals - 1.9%
Viropharma, Inc.*	107,300	2,442,148

Specialty Retail - 7.1%
ANN, Inc.*	89,905	3,042,385
Barnes & Noble, Inc.*	221,044	3,335,554
Brown Shoe Co., Inc.	159,274	2,925,863
		9,303,802

Textiles, Apparel & Luxury Goods - 2.1%
Jones Group, Inc.	254,519	2,814,980

Thrifts & Mortgage Finance - 2.4%
Northwest Bancshares, Inc.	259,501	3,150,342

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	18,086	276,897

Total Equity Securities (Cost $124,640,852)		129,908,167

HIGH SOCIAL IMPACT INVESTMENTS - 0.5%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 1.04%, 7/1/13 (b)(i)(r)	$651,905	641,162

Total High Social Impact Investments (Cost $651,905)		641,162

TIME DEPOSIT - 0.4%
State Street Bank Time Deposit, 0.12%, 1/2/13	556,916	556,916

Total Time Deposit (Cost $556,916)		556,916

TOTAL INVESTMENTS (Cost $125,849,673) - 100.0%		131,106,245
Other assets and liabilities, net - 0.0%		(54,219)
NET ASSETS - 100%		$131,052,026

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 0.5% of net assets for the Small Cap Fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts

Restricted Securities	ACQUISITION DATE	COST
Calvert Social Investment Foundation Notes, 1.04%, 7/1/13	7/1/10	$651,905

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL ALTERNATIVE ENERGY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

EQUITY SECURITIES - 97.3%	SHARES	VALUE
Australia - 3.2%
Ceramic Fuel Cells Ltd.*	28,010,101	$1,718,460
Infigen Energy*	2,466,481	646,472
		2,364,932

Austria - 1.9%
Verbund AG	56,848	1,406,336

Belgium - 4.3%
4Energy Invest NV*	194,838	149,860
Elia System Operator SA/NV	36,008	1,625,063
Umicore SA	24,605	1,355,250
		3,130,173

Brazil - 2.9%
Cosan Ltd.	123,300	2,134,323

Canada - 2.1%
Ballard Power Systems, Inc.*	377,838	230,481
Canadian Solar, Inc.*	209,944	713,810
Westport Innovations, Inc.*	23,875	631,040
		1,575,331

China - 6.4%
China Hydroelectric Corp. (ADR), Warrants (strike price $15.00/share, expires 1/25/14)*	76,420	420
China Longyuan Power Group Corp.	2,268,000	1,593,219
China Suntien Green Energy Corp. Ltd.	9,886,000	2,174,424
Trina Solar Ltd. (ADR)*	209,900	910,966
		4,679,029

Denmark - 4.1%
Novozymes A/S, Series B	106,063	2,998,352

France - 6.5%
La séchilienne-Sidec SA	145,757	2,770,600
Mersen	19,800	563,346
Saft Groupe SA	60,783	1,420,652
		4,754,598

Germany - 1.0%
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	35,134	713,693

Hong Kong - 2.6%
China Everbright International Ltd.	3,829,000	1,948,530

Ireland - 2.5%
Eaton Corp. plc	34,084	1,847,353

Italy - 5.6%
Enel Green Power SpA	1,103,150	2,060,886
Prysmian SpA	100,896	2,039,094
		4,099,980

Japan - 1.9%
Kyocera Corp.	15,100	1,369,206

South Korea - 1.7%
Taewoong Co. Ltd.*	64,053	1,240,926

Spain - 5.2%
EDP Renovaveis SA*	361,624	1,926,288
Iberdrola SA	337,625	1,880,657
		3,806,945

Taiwan - 0.9%
Taiwan Surface Mounting Technology Co. Ltd.	451,005	688,566

United Arab Emirates - 0.7%
Lamprell plc	328,647	501,888

United Kingdom - 4.5%
ITM Power plc*	553,252	268,259
Johnson Matthey plc	35,465	1,363,472
SIG plc	862,754	1,703,761
		3,335,492

United States - 39.3%
Advanced Energy Industries, Inc.*	70,047	967,349
Ameresco, Inc.*	141,823	1,391,284
Calgon Carbon Corp.*	230,774	3,272,375
Covanta Holding Corp.	165,861	3,055,159
Cree, Inc.*	72,621	2,467,661
ESCO Technologies, Inc.	52,965	1,981,421
FuelCell Energy, Inc.*	372,617	341,690
Itron, Inc.*	77,142	3,436,676
Johnson Controls, Inc.	102,454	3,145,338
MEMC Electronic Materials, Inc.*	404,753	1,299,257
NextEra Energy, Inc.	30,526	2,112,094
Ormat Technologies, Inc.	112,954	2,177,753
Polypore International, Inc.*	28,823	1,340,269
Tesla Motors, Inc.*	52,932	1,792,807
		28,781,133

Total Equity Securities (Cost $82,873,448)		71,376,786

TIME DEPOSIT - 2.5%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.12%, 1/2/13	$1,814,672	1,814,672

Total Time Deposit (Cost $1,814,672)		1,814,672

TOTAL INVESTMENTS (Cost $84,688,120) - 99.8%		73,191,458
Other assets and liabilities, net - 0.2%		131,553
NET ASSETS - 100%		$73,323,011

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

EQUITY SECURITIES - 95.8%	SHARES	VALUE
Brazil - 2.4%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	24,753	$2,068,608

Canada - 1.8%
GWR Global Water Resources Corp.*	66,409	133,378
Pure Technologies Ltd.*	304,428	1,403,218
		1,536,596

China - 2.7%
Beijing Enterprises Water Group Ltd.	6,982,000	1,815,547
Sound Global Ltd.	904,000	433,046
Tri-Tech Holding, Inc.*	49,259	135,462
		2,384,055

Finland - 0.6%
Uponor Oyj	44,577	564,325

France - 8.4%
Suez Environnement SA	438,345	5,279,641
Veolia Environnement SA	168,903	2,056,640
		7,336,281

Germany - 0.4%
Joyou AG*	25,876	316,811

Hong Kong - 1.8%
China Everbright International Ltd.	3,057,000	1,555,669

Japan - 12.9%
Ebara Corp.	1,173,000	4,930,426
Kurita Water Industries Ltd.	223,200	4,903,631
Organo Corp.	205,800	1,166,597
Torishima Pump Manufacturing Co. Ltd.	39,900	318,465
		11,319,119

Netherlands - 1.7%
Aalberts Industries NV	71,561	1,511,144

Philippines - 1.2%
Manila Water Co., Inc.	1,311,300	1,023,413

South Korea - 2.3%
Coway Co. Ltd.*	49,890	2,035,296

Switzerland - 4.8%
Georg Fischer AG*	4,603	1,853,123
Sulzer AG	14,941	2,365,237
		4,218,360

United Kingdom - 7.9%
Severn Trent plc	115,701	2,967,397
The Weir Group plc	70,236	2,182,372
United Utilities Group plc	163,768	1,798,949
		6,948,718

United States - 46.9%
AECOM Technology Corp.*	88,314	2,101,873
Agilent Technologies, Inc.	51,051	2,090,028
American Water Works Co., Inc.	22,239	825,734
Calgon Carbon Corp.*	271,074	3,843,829
California Water Service Group	88,786	1,629,223
Danaher Corp.	37,046	2,070,871
Ecolab, Inc.	17,504	1,258,538
Energy Recovery, Inc.*	100,582	341,979
Flowserve Corp.	30,380	4,459,784
Franklin Electric Co., Inc.	6,395	397,577
Gardner Denver, Inc.	71,134	4,872,679
IDEX Corp.	26,906	1,251,936
Itron, Inc.*	45,552	2,029,342
Pall Corp.	13,048	786,272
Pentair Ltd.	50,955	2,504,438
Pico Holdings, Inc.*	42,195	855,293
Rexnord Corp.*	11,776	250,829
SPX Corp.	85,380	5,989,407
Tetra Tech, Inc.*	24,759	654,876
Watts Water Technologies, Inc.	13,801	593,305
Xylem, Inc.	79,282	2,148,542
		40,956,355

Total Equity Securities (Cost $77,836,988)		83,774,750

TIME DEPOSIT - 4.5%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.12%, 1/2/13	$3,893,451	3,893,451

Total Time Deposit (Cost $3,893,451)		3,893,451

TOTAL INVESTMENTS (Cost $81,730,439) - 100.3%		87,668,201
Other assets and liabilities, net - (0.3%)		(259,709)
NET ASSETS - 100%		$87,408,492

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Impact Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with three separate portfolios: Small Cap, Global Alternative Energy, and Global Water.  Small Cap is registered as a diversified portfolio, while Global Alternative Energy and Global Water are each registered as non-diversified portfolios.  The operations of each series are accounted for separately.  Small Cap offers four classes of shares – Classes A, B, C, and I.  Global Alternative Energy also offers four classes of shares – Classes A, C, I, and Y.  Global Water offers three classes of shares – Classes A, C, and Y.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are only offered through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  Global Alternative Energy and Global Water have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

 The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At December 31, 2012, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Small Cap	$641,162	0.5%

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012:

Small Cap	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$129,908,167	-	-	$129,908,167
Other debt obligations	-	$1,198,078	-	1,198,078
TOTAL	$129,908,167	$1,198,078	-	$131,106,245

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

Global Alternative Energy	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$35,249,527	$36,127,259**	-	$71,376,786
Other debt obligations	-	1,814,672	-	1,814,672
TOTAL	$35,249,527	$37,941,931	-	$73,191,458

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

At December 31, 2012, a significant transfer out of Level 1 and into Level 2 occurred.

On December 31, 2012, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

Global Water	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$44,697,022	$39,077,728**	-	$83,774,750
Other debt obligations	-	3,893,451	-	3,893,451
TOTAL	$44,697,022	$42,971,179	-	$87,668,201

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

At December 31, 2012, a significant transfer out of Level 1 and into Level 2 occurred.

On December 31, 2012, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date.  Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: During the period ended December 31, 2012, the Fund had an arrangement with its custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. However, this arrangement was suspended effective January 1, 2013, until further notice, due to low interest rates.  Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2012 and the capital loss carryforward as of September 30, 2012, with expiration dates:

	Small Cap	Global Alternative Energy	Global Water
Federal income tax cost of investments	$125,900,524	$90,768,311	$84,100,154
Unrealized appreciation	$10,814,780	$3,806,156	$6,717,514
Unrealized depreciation	(5,609,059)	(21,383,009)	(3,149,467)
Net unrealized appreciation/ (depreciation)	$5,205,721	($17,576,853)	$3,568,047

Capital Loss Carryforward
Expiration Date	Small Cap	Global Alternative Energy
30-Sep-16	($9,134,808)	-
30-Sep-17	(3,426,646)	($21,115,915)
30-Sep-18	-	(56,693,584)
30-Sep-19	-	(43,799,530)
No Expiration Date
Short-term	-	($7,906,019)
Long-term	-	(60,991,729)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2013

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    February 28, 2013